Cover	12 Months Ended
Dec. 31, 2020 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39522
Entity Registrant Name	COMPASS Pathways plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	1 Ashley Road
Entity Address, City or Town	Altrincham
Entity Address, Postal Zip Code	WA14 2DT
Entity Address, Country	GB
Title of 12(g) Security	None
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	35,930,331
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001816590
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	180 Varick Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
Contact Personnel Name	Nate Poulsen
City Area Code	646
Local Phone Number	905-3974
American Depositary Shares
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, par value of £0.008 per share
Trading Symbol	CMPS
Security Exchange Name	NASDAQ
Ordinary Shares
Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value of £0.008 per share*
Trading Symbol	CMPS
Security Exchange Name	NASDAQ